SIGNIFICANT ACCOUNTING POLICIES - Share-based compensation (Details)	12 Months Ended
Dec. 31, 2022
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Service period (in years)	1 year
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Service period (in years)	4 years